Commitments - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges and Pushboats (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Operating Leased Assets [Line Items]
June 30, 2017	$ 100,228
June 30, 2018	106,470
June 30, 2019	98,219
June 30, 2020	91,828
June 30, 2021	70,663
June 30, 2022 and thereafter	151,038
Total	618,446
Charter-in vessels in operation
Operating Leased Assets [Line Items]
June 30, 2017	86,011
June 30, 2018	83,037
June 30, 2019	74,786
June 30, 2020	68,331
June 30, 2021	47,230
June 30, 2022 and thereafter	57,199
Total	416,594
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
June 30, 2017	14,217
June 30, 2018	23,433
June 30, 2019	23,433
June 30, 2020	23,497
June 30, 2021	23,433
June 30, 2022 and thereafter	93,839
Total	$ 201,852